ORGANIZATION AND NATURE OF BUSINESS (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Net Loss		$ (818,097)	$ (1,866,690)		$ (16,183,018)	$ (18,542,654)
CANA Pharmaceutical Laboratories, S.A. ("Cana") [Member]
Cash					5,331,120
Fair value of common stock issued	$ 138,667				138,667
Fair value of total consideration transferred					5,469,787
Inventory					297,340
Property, plant and equipment					7,488,818
Identifiable intangible assets					562,200
Financial liabilities					(3,235,233)
Total identifiable net assets					6,910,036
Bargain purchase gain					$ 1,440,249
Revenue				$ 344,708
Net Loss				$ (1,232,732)